Related-party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Sales of goods	$ 119	$ 215	$ 125
Purchase of raw materials	1,258	1,079	3,532
Revenue from miscellaneous service	78	190	66
Miscellaneous fee	458	496	795
Other receivable	66	24
Other payable	110	2,568
Current receivables due from related parties	69	1,224
Cheng Mei Materials Technology Corporation
Statement [line items]
Purchase of raw materials	1,258	1,079	3,469
Accounts payable	911	263
Miscellaneous fee	458	496	791
Associates [member]
Statement [line items]
Sales of goods	8
Revenue from miscellaneous service	78	181	63
Miscellaneous fee			4
Other receivable	12	24
Viewsil Microelectronics (Kunshan) Limited
Statement [line items]
Technical service fee	1,140	1,050	1,400
Other payable		2,450
Other related parties
Statement [line items]
Sales of goods	111	215	125
Accounts receivable	14	36
Purchase of raw materials			63
Revenue from miscellaneous service		9	$ 3
Other receivable	54
Other payable	$ 110	118
VST
Statement [line items]
Current receivables due from related parties		$ 1,200